Accrued and Other Current Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Sep. 25, 2015
Payables and Accruals [Abstract]
Accrued compensation and employee benefits	$ 34,331	$ 31,146
Accrued transportation costs	12,348	13,627
Accrued interest	0	9,890
Deferred gain on sale of investment	9,088	9,121
Product liability	1,550	2,700
Accrued professional services	7,038	6,535
Accrued restructuring	1,380	4,413
Other	21,376	19,840
Accrued and other current liabilities	$ 87,111	$ 97,272